Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

6M12 (CHF million)

Credit guarantees and similar instruments	3,184	13,872	17,056	16,632		134	2,239

Performance guarantees and similar instruments	4,979	4,566	9,545	8,680		65	3,312

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,272	1,135	5,407	5,381		3	2,942

Total guarantees	47,633	30,280	77,913	76,598		1,790	22,520

2011 (CHF million)

Credit guarantees and similar instruments	3,267	4,074	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	4,624	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	989	4,835	4,799		4	2,241

Total guarantees	55,181	33,487	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of June 30, 2012 was USD 29.6 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2012 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to arbitration and litigation [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchased price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59

Increase/(decrease) in provisions, net	16

Realized losses [2]	(19)

Balance at end of period	56	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Mainly related to non-agency securitizations and government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
Realized losses from repurchase of residential mortgage loans sold
in	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(19)	[1]	(3)	[2]

1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

6M12 (CHF million)

Irrevocable commitments under documentary credits	4,529	36	4,565		4,358		1,620

Loan commitments	151,782	65,135	216,917	[2]	211,913		145,017

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,793	1,806	3,599		3,599		252

Total other commitments	205,879	66,977	272,856		267,645		194,664

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	43	5,681		5,201		2,371

Loan commitments	154,394	62,809	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,430	2,147	3,577		3,577		32

Total other commitments	190,347	64,999	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 131,551 million and CHF 134,901 million of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client at the end of 6M12 and 2011, respectively.